STOCKHOLDERS' EQUITY - Issuance activity (Detail Textuals 4) (USD $)	12 Months Ended					1 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012 Chief Financial Officer	Dec. 31, 2011 Chief Financial Officer	Jun. 30, 2011 Chief Financial Officer	Jun. 30, 2011 Senior Subordinated Secured Note	Jun. 30, 2011 Exchange Agreement (the "Exchange Agreement") Chief Financial Officer	Jun. 30, 2011 Series C Preferred Stock Cumulative Convertible Preferred Stock Chief Financial Officer	Jun. 30, 2011 Series C Preferred Stock Cumulative Convertible Preferred Stock Exchange Agreement (the "Exchange Agreement")	Jun. 30, 2011 Series C Preferred Stock Cumulative Convertible Preferred Stock Exchange Agreement (the "Exchange Agreement") Senior Subordinated Secured Note	Jun. 30, 2011 Series C Preferred Stock Cumulative Convertible Preferred Stock Exchange Agreement (the "Exchange Agreement") Senior Subordinated Secured Note Chief Financial Officer
Class of Stock [Line Items]
Common stock issued as an antidilution adjustment (in shares)							49,000		1,286,667	1,286,667	128,667
Convertible Series D Preferred sold in private placement, net of issuance costs	$ 6,023,000					$ 4,000,000
Interest payable	139,000	58,000			12,000	117,000
Number of preferred shares issued								128,667
Accounts payable			$ 0	$ 855,000	$ 400,000